FAIR VALUE MEASUREMENTS OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Fair Value Disclosures [Abstract]
SCHEDULE OF VALUATION HIERARCHY FINANCIAL ASSETS AND LIABILITIES

Consistent with the valuation hierarchy contained in ASC Topic 820, we categorized certain of our financial assets and liabilities as follows:

December 31, 2023
	Total	Level 1	Level 2	Level 3
Assets

Investment in unconsolidated entities	$-	$-	$-	-
Total assets	$-	$-	$-	$-
Liabilities

Notes payable	$-	$-	$-	$-

Total liabilities	$-	$-	$-	$-

	As of March 31, 2023
	Total	Level 1	Level 2	Level 3
Assets
Investment in unconsolidated entities	$206,231	$-	$-	$206,231
Total assets	$206,231	$-	$-	$206,231
Liabilities

Notes payable	$24,827,086	$-	$24,827,086	-
Total liabilities	$24,827,086	$-	$24,827,086	$-

Consistent with the valuation hierarchy contained in ASC 820, we categorized certain of our financial assets and liabilities as follows:

	As of March 31, 2023
	Total	Level 1	Level 2	Level 3
Assets
Investment in unconsolidated entities	$206,231	$-	$-	$206,231
Total assets	$206,231	$-	$-	$206,231
Liabilities

Notes payable	$24,827,086	$-	$24,827,086	-
Total liabilities	$24,827,086	$-	$24,827,086	$-

	As of March 31, 2022
	Total	Level 1		Level 2		Level 3
Assets
Investment in unconsolidated entities	$5,063,940	$		$		$5,063,940
Total assets	$5,063,940	$		$		$5,063,940
Liabilities
Convertible notes payable	$5,840,000		$-		$5,790,000	$50,000
Total liabilities	$5,840,000		$-		$5,790,000	$50,000